Note 25 - Cumulative Preferred Stock Of Subsidiary (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]
Note 25 - Cumulative Preferred Stock Of Subsidiary (Details) [Line Items]
Preferred Stock, Shares Issued	5,160,000			1,400,000		1,580,000
Sale of Stock, Price Per Share (in Dollars per share)						$ 1.00
Preferred Stock, Shares Authorized				30,000,000
Preferred Stock, Dividend Rate, Percentage	8.00%			9.00%
Dividends, Preferred Stock (in Dollars)		$ 760,145	$ 710,440	$ 72,000	$ 16,000